Restructuring, Impairments and Gains on Sale	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring, Impairments and Gains on Sale
Note 4. Restructuring, Impairments and Gains on Sale
In September 2019, the Company initiated an operational restructuring program that included a change in executive leadership and plans for cost reductions that aim to improve the Company's operating performance. Throughout 2020 and 2021, the Company has made significant progress towards it operational restructuring goals including divesting or winding down various non-core operations not directly related to our core space-as-a-service offering, significant reductions in costs associated with selling, general and administrative expenses, and improvements to our operating performance through efforts in right-sizing our real estate portfolio to better match supply with demand in certain markets. During the year ended December 31, 2021, we also terminated leases associated with a total of 98 previously opened locations and 8 pre-open locations, in addition to the 24 previously opened locations and 82 pre-open locations terminated during the year ended December 31, 2020. Management is continuing to evaluate our real estate portfolio in connection with its ongoing restructuring efforts and expects to exit additional leases.
During 2022, the Company anticipates there may be additional restructuring and related costs consisting primarily of lease termination charges, other exit costs and costs related to ceased use buildings and employee termination benefits, as the Company is still in the process of finalizing its operational restructuring plans.
Restructuring and other related costs totaled $433.8 million, $206.7 million and $329.2 million during the years ended December 31, 2021, 2020 and 2019, respectively. The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Employee terminations (1)	$558,469	$191,582	$139,330
Ceased use buildings	140,202	—	—
Gains on lease terminations, net	(311,230)	(37,354)	3,162
Consulting Fees	—	—	185,000
Other, net	46,370	52,475	1,729
Total	$433,811	$206,703	$329,221

(1)In connection with the Settlement Agreement, as described in Note 24, SBG purchased 24,901,342 shares of Class B Common Stock of the Company from We Holdings LLC, which is Mr. Neumann's affiliated investment vehicle, for a price per share of $23.23, representing an aggregate purchase price of approximately $578.4 million. The Company recorded $428.3 million of restructuring and other related costs in its consolidated statement of operations for the year ended December 31, 2021, which represents the excess between the amount paid from a principal shareholder of the Company to We Holding LLC and the fair value of the stock purchased. Also, in connection with the Settlement Agreement the WeWork Partnerships Profits Interest Units held by Mr. Neumann in the WeWork Partnership became fully vested and were amended to have a catch-up base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units were also amended to initially be $10.00 and may be subject to upward adjustment based on a third party valuation of fair market value and may be subject to downward adjustment based on closing date pricing if a de-SPAC or initial public offering were to occur. WeWork Inc. has received a third party valuation of fair market value of the WeWork Partnerships Profits Interest Units, which confirmed that no upward adjustment is needed to be $10.00 per unit distribution threshold. As a result of this modification, the Company recorded $102.0 million of restructuring and other related costs in its consolidated statement of operations for the year ended December 31, 2021.
As of December 31, 2021, net restructuring liabilities totaled approximately $78.7 million, including $75.5 million in accounts payable and accrued expenses, $6.3 million in other liabilities, net of $3.1 million in receivables from landlords in connection with lease terminations, included in other current assets in the consolidated balance sheet. A reconciliation of the beginning and ending restructuring liability balances is as follows:

	Employee Termination Benefits	Legal Settlement Benefits (1)	Other	Total Restructuring Costs
(Amounts in thousands)
Restructuring liability balance — January 1, 2021	$16,119	$—	$12,756	$28,875
Restructuring and other related costs expensed during the period	28,198	530,271	(124,658)	433,811
Cash payments of restructuring liabilities, net (2)	(38,060)	—	(386,133)	(424,193)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(1,474)	(530,271)	571,988	40,243
Restructuring liability balance — December 31, 2021	$4,783	$—	$73,953	$78,736

(1) For further details on the costs in connection with the Settlement Agreement recorded in restructuring and other related costs for the year ended December 31, 2021, see Note 1 to the preceding table.
(2) Includes cash payments received from the landlord for terminated leases of $18.0 million for the year ended December 31, 2021.
As of December 31, 2020, net restructuring liabilities totaled approximately $28.9 million including $29.5 million included in accounts payable and accrued expenses, net of $0.6 million in receivables from landlords in connection with lease terminations included in other current assets in the consolidated balance sheet. A reconciliation of the beginning and ending restructuring liability balances is as follows:

	Employee Termination Benefits	Legal Settlement Benefits	Other	Total Restructuring Costs
(Amounts in thousands)
Restructuring liability balance — January 1, 2020	$89,872	$—	$1,497	$91,369
Restructuring and other related costs expensed during the period	191,582	—	15,121	206,703
Cash payments of restructuring liabilities	(254,456)	—	(124,738)	(379,194)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(10,879)	—	120,876	109,997
Restructuring liability balance — December 31, 2020	$16,119	$—	$12,756	$28,875

In connection with the operational restructuring program and related changes in the Company's leasing plans and planned or completed disposition or wind down of certain non-core operations and projects, the Company has also recorded various other non-routine write-offs, impairments and gains on sale of goodwill, intangibles and various other long-lived assets.
During the years ended December 31, 2021 and 2020, the Company also performed its quarterly impairment assessment for long-lived assets. As a result of the COVID-19 pandemic and the resulting declines in revenue and operating income experienced by certain locations as of December 31, 2021 and 2020, we identified certain assets whose carrying value was now deemed to have been partially impaired. We evaluated our estimates and assumptions related to our locations’ future revenue and cash flows, and performed a comprehensive review of our locations’ long-lived assets for impairment, including both property and equipment and operating lease right-of-use assets, at an individual location level. Key assumptions used in estimating the fair value of our location assets in connection with our impairment analyses are revenue growth, lease costs, market rental rates, changes in local real estate markets in which we operate, inflation, and the overall economics of the real estate industry. Our assumptions account for the estimated impact of the COVID-19 pandemic. As a result, during the years ended December 31, 2021 and 2020, the Company recorded $117.1 million and $345.0 million, respectively, in impairments, primarily as a result of decreases in projected cash flows primarily attributable to the impact of COVID-19.
Non-routine gains and impairment charges totaled $870.0 million, $1,355.9 million and $335.0 million during the years ended December 31, 2021, 2020 and 2019, respectively, and are included on a net basis as impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations. The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Impairment and write-off of long-lived assets associated with restructuring	$753,733	$796,734	$66,187
Impairment of long-lived assets primarily associated with COVID-19	117,085	345,034	—
Impairment of goodwill	—	—	214,515
Impairment of intangible assets	—	—	51,789
Loss on ChinaCo Deconsolidation (See Note 7)	—	153,045	—
Impairment of assets held for sale	—	120,273	2,559
Gain on sale of assets	(816)	(59,165)	(44)
Total	$870,002	$1,355,921	$335,006

The table above excludes certain routine impairment charges for property and equipment write-offs relating to excess, obsolete, or slow-moving inventory of furniture and equipment, early termination of leases and cancellation of other deals or projects occurring in the ordinary course of business totaling none, $3.1 million and $63.1 million, respectively, during the years ended December 31, 2021, 2020 and 2019 respectively, included in selling, general and administrative expenses in the accompanying consolidated statements of operations.
In connection with the Company's operational restructuring program, the Company has divested or wound down certain non-core operations not directly related to its space-as-a-service during the years ended December 31, 2020 and 2019. There were no dispositions or intangible asset or goodwill impairments during the year ended December 31, 2021.
In January 2020, the Company sold Teem for total cash consideration of $50.5 million. The Company recorded a gain on the sale of $37.2 million, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In March 2020, the Company sold Managed by Q for total cash consideration of $28.1 million. Of the total consideration, $2.5 million was heldback at closing and is included as a disposition proceeds holdback receivable within other current assets on the accompanying consolidated balance sheet as of December 31, 2020. As of December 31, 2021, $2.2 million of the holdback was released and $0.3 million included as a disposition proceeds holdback receivable within other current assets on the accompanying consolidated balance sheet. The Company recorded a gain on the sale in the amount of $9.8 million, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020. The gain on sale in 2020 was recognized after a $20.7 million impairment of intangible assets and a $145.0 million impairment of goodwill associated with Managed by Q that was recorded during the year ended December 31, 2019.
In March 2020, the Company also sold 91% of the equity of Meetup for total cash consideration of $9.5 million and the remaining 9% was retained by the Company. Upon closing, Meetup was deconsolidated and the Company's 9% interest in the equity of Meetup is reflected within equity method and other investments on the accompanying consolidated balance sheet as of December 31, 2021 and 2020. Prior to the sale, the Company recorded an impairment loss of $26.1 million on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In March 2020, the Company completed the sale of the real estate investment held by the 424 Fifth Venture and recognized an impairment loss on the assets sold totaling $53.7 million, included in impairment/(gain on sale) of goodwill, intangibles and other assets on the accompanying consolidated statements of operations during the year ended December 31, 2020. Of the total consideration, $15.0 million was heldback at closing of which $10.0 million was received during the year ended December 31, 2021. See Note 7 for further details.
In May 2020, the Company sold SpaceIQ for a total cash consideration of $9.6 million. Prior to the sale, the Company recorded an impairment loss of $23.1 million, on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In July 2020, the Company sold certain non-core corporate equipment for total cash consideration of $45.9 million. Prior to the sale, the Company recorded an impairment loss of $14.3 million on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In August 2020, the Company sold Flatiron LLC, Designation Labs LLC, SecureSet Academy LLC, Flatiron School UK Limited and Flatiron School Australia Pty Ltd (collectively "Flatiron") for total cash consideration of $28.5 million. Prior to the sale, the Company recorded an impairment loss of $3.0 million, during the year ended December 31, 2020, and also recorded a gain on sale of $6.0 million during the year ended December 31, 2020 included in impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations. Arthur Minson, WeWork’s former Co-Chief Executive Officer, is an investor in the entity that Carrick used to purchase Flatiron. In connection with the sale, the Company waived certain non-compete obligations for Mr. Minson to allow him to serve on the board of, and also invest in, Flatiron.
During 2020, the Company sold the assets of two other non-core companies for total cash consideration of $2.0 million and a promissory note of $3.0 million. The promissory note receivable is included within equity method and other investments on the accompanying consolidated balance sheet as of December 31, 2020, and was repaid during the year ended December 31, 2021. Prior to the classification as held for sale, the Company recorded an impairment loss on certain of these assets totaling $18.3 million and then recorded a gain on the ultimate sale totaling $3.1 million, both included as a component of the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
During the third quarter of 2019, prior to its held for sale classification, Management had committed to a strategy of disposition of Conductor (a search engine optimization and enterprise content marketing solutions software company acquired in 2018) and Managed by Q at a value substantially less than the value the Company had recently paid to acquire such assets, which resulted in indicators of impairment of certain acquired intangible assets associated with those operations. In addition, as Managed by Q had not been fully integrated into the Company’s reporting unit during the third quarter of 2019, this also triggered a quantitative fair value assessment of the associated asset group, including the Managed by Q goodwill. The fair value assessment, which applied a combination of the income and market valuation approach, resulted in an impairment of intangible assets totaling $51.8 million and an impairment of goodwill totaling $145.0 million during the third quarter of 2019. These impairment charges are included as a component of impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statement of operations for the year ended December 31, 2019.
In December 2019, the Company entered into a definitive agreement to sell Conductor and the sale was consummated on December 16, 2019. Total sale proceeds were $3.5 million in cash and the Company recorded an impairment of $2.6 million on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statement of operations for the year ended December 31, 2019.
During the fourth quarter of 2019, the Company also decided to wind down certain other recently acquired non-core businesses, including Spacious Technologies Inc., Prolific Interactive LLC and Waltz Inc. As these businesses had not yet been fully integrated into the Company’s reporting unit upon the decision to wind down operations, this resulted in an additional impairment of the recently acquired goodwill totaling $69.5 million, included as a component of impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statement of operations for the year ended December 31, 2019.